Offerings	Oct. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	399,860
Proposed Maximum Offering Price per Unit	2.68
Maximum Aggregate Offering Price	$ 1,071,624.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 93.23
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to purchase Common stock, $0.001 par value per share
Amount Registered | shares	12,949,392
Proposed Maximum Offering Price per Unit	2.56
Maximum Aggregate Offering Price	$ 33,150,443.52
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,884.09